Income taxes (Schedule of Reconciliation of Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [abstract]
Statutory tax rate	26.50%	26.50%
Tax recovery at statutory rates	$ (8,555)	$ (2,744)
Mexican mining royalty	128	668
Impact of foreign tax rates	(388)	(107)
Non-deductible expenses	2,741	927
Losses not recognized	8,032	1,924
Income tax expense	$ 1,958	$ 668